Share Capital and Share Premium (Tables)	12 Months Ended
Jun. 30, 2024
Share Capital and Share Premium [Abstract]
Schedule of Share Capital Stock and Share Premium Amounts	As of June 30, 2024, the share capital stock and share premium amounts to $ 69,548,091. The following table sets forth details of the balances as of June 30, 2024 and 2023:
	Number of shares	Shares issued amount	Shares to be issued amount	Treasury Shares	Share Premium	Cost of own shares held
Balance as of June 30, 2022	31,000,000	310,000	-	-	7,290,000	-
Issue of share capital (Moolec Science shares)	1,500,000	15,000	-	-	8,105,000	-
Issue of share capital (SAFE shares)	262,260	2,623	-	-	3,170,723	-
Issue of share capital (LightJump shares)	3,363,810	33,639	-	-	39,610,630	-
Issue of share capital (Backstop shares)	1,201,656	12,017	-	-	7,999,023	-
Issue of share capital	3,519	36	-	-	10,647	-
From business acquisition	-	-	641	-	217,275	-
Equity settled share-based payment	232,523	2,326	2,427	-	593,684	-
Balance as of June 30, 2023	37,563,768	375,641	3,068	-	66,996,982	-
Settlement with shareholders (addition of treasury shares)	(123,166)	-	-	(1,232)	-	(303,768)
Issue of share capital	1,000,000	10,000	-	-	2,162,400	-
Balance as of June 30, 2024	38,440,602	385,641	3,068	(1,232)	69,159,382	(303,768)